              As filed with the Securities and Exchange Commission
                              on September 12, 2002
                           Registration No. 333-74314

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-14

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]
                        Post-Effective Amendment No. 1                [X]

                        (Check appropriate box or boxes)
                             -----------------------
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
       Robert M. Kurucza, Esq.                    Carl Frischling, Esq.
       Marco E. Adelfio, Esq.                     Kramer Levin Naftalis
       Morrison & Foerster LLP                        & Frankel
       2000 Pennsylvania Ave., N.W.               919 3rd Avenue
       Suite 5500                                 New York, New York 10022
       Washington, D.C.  20006
It is proposed that this filing will become effective (check appropriate box):

      [x] Immediately upon filing pursuant     [_]   on (date) pursuant
          to Rule 485(b), or                         to Rule 485(b), or
      [_] 60 days after filing pursuant        [_]   on (date) pursuant
          to Rule 485(a), or                         to Rule 485(a).
      [_] 75 days after filing pursuant to     [_]   on (date) pursuant to
          paragraph (a)(2)                           paragraph(a)(2) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 1 to the Registration Statement of Nations Funds Trust (the "Trust") filed on November 30, 2001 on Form N-14 under the Securities Act of 1933 (the "Registration Statement") hereby incorporates by reference all the information set forth in Parts A, B and C of the Registration Statement. This Amendment is being filed to amend the Registration Statement to include an opinion of counsel supporting the tax consequences of the reorganization. The opinion of counsel is filed herewith pursuant to an undertaking made by the Trust in its Registration Statement.

                                           SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 12th day of September, 2002.

                                             NATIONS FUNDS TRUST

                                             By:                *
                                                --------------------------------
                                                        A. Max Walker
                                                        President and Chairman
                                                        of the Board of Trustees

                                             By:  /s/ Richard H. Blank, Jr.
                                                  -------------------------
                                                        Richard H. Blank, Jr.
                                                        *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                     TITLE                         DATE
          ----------                     -----                         ----

                *               President and Chairman       September 12, 2002
---------------------------
(A. Max Walker)                of the Board of Trustees
                             (Principal Executive Officer)

/s/ Richard H. Blank, Jr.       Treasurer and Secretary      September 12, 2002
---------------------------
(Richard H. Blank, Jr.)        (Principal Financial and
                                  Accounting Officer)

                *                       Trustee              September 12, 2002
---------------------------
(Edmund L. Benson, III)

                *                       Trustee              September 12, 2002
---------------------------
(William P. Carmichael)

                *                       Trustee              September 12, 2002
---------------------------
(William H. Grigg)

                *                       Trustee              September 12, 2002
---------------------------
(Thomas F. Keller)

                *                       Trustee              September 12, 2002
---------------------------
(Carl E. Mundy, Jr.)

                *                       Trustee              September 12, 2002
---------------------------
(Cornelius J. Pings)

                *                       Trustee              September 12, 2002
---------------------------
(Charles B. Walker)

                *                       Trustee              September 12, 2002
---------------------------
(Thomas S. Word)

                                  EXHIBIT INDEX

                               Nations Funds Trust

                               File No. 333-74314

Exhibit No.                Description

12                         Nations Reserves/Nations Funds Trust Opinion of
                           Morrison & Foerster LLP

                           Nations Master Investment Trust Opinion of Morrison & Foerster LLP

                           Nations Fund, Inc./Nations Funds Trust Opinion of Morrison & Foerster LLP

                           Nations Fund Trust/Nations Funds Trust Opinion of Morrison & Foerster LLP